DISPOSAL OF SUBSIDIARIES AND AFFILIATES (Tables)	12 Months Ended
Dec. 31, 2020
DISPOSAL OF SUBSIDIARIES AND AFFILIATES
Summary of effect on the sale of equity interests

Lot	SPE	Disposal Date	Buyer	Transaction Amount
Lot H	Pedra Branca S.A, São Pedro do Lago S.A, Sete Gameleiras S.A, Baraúnas I Energética S.A, Baraúnas II Energética S.A, Mussambê Energética S.A, Morro Branco I Energética S.A and Banda de Couro Energética S.A.	03/28/2019	Brennand Energia S.A	250,000

Lot N	Empresa de Transmissão do Alto Uruguai - ETAU	04/29/2019	TAESA S.A e DME Energética S.A	39,134
Lot L	Brasnorte Transmissora de Energia S.A - BRASNORTE	05/31/2019	TAESA S.A	76,000
Lot M	Companhia Transirapé de Transmissão - TRANSIRAPÉ	05/31/2019	TAESA S.A	77,000
Lot J	Uirapuru Transmissora de energia S.A	06/25/2019	Copel Geraçãp e Transmissão S.A	100,000

Lot O	Amazônia - Eletronorte Transmissora de Energia S.A - AETE	07/01/2019	APAETE Participações em Transmissão - APAETE	87,000

Lot F	Brasventos Eolo Geradora de Energia S.A, Rei dos Ventos 3 Geradora de Energia S.A and Brasventos Miassaba 3 Geradora de Energia S.A.	08/23/2019	Ventus Holding de Energia Eólica Ltda	178,000

Lot C	Eólica Serra das Vacas Holding - S.A	10/07/2019	Eólica Serra das Vacas Participações S.A	74,000
Lot K	Transmissora Matogressense de Energia S.A	11/13/2019	Alupar Investimento S.A	118,000
Lot P	Companhia de Transmissão Centroeste de Minas S.A	01/13/2020	Companhia Energética de Minas Gerais - CEMIG	45,000